share-based compensation - TELUS Corp restricted share units activity (Details) - Restricted share units without market performance conditions	3 Months Ended	6 Months Ended
	Jun. 30, 2023 EquityInstruments $ / shares	Jun. 30, 2023 EquityInstruments $ / shares
Number of restricted share units - Non-vested
Outstanding, beginning of period - Non-vested	8,535,166	5,581,483
Granted - Initial award	480,079	3,519,510
In lieu of dividends	110,567	183,717
Vested during the period	(26,309)	(68,923)
Forfeited	(66,645)	(182,929)
Outstanding, end of period - Non-vested	9,032,858	9,032,858
Number of restricted share units - Vested
Outstanding, beginning of period - Vested	35,897	35,819
In lieu of dividends	466	942
Vested	26,309	68,923
Settled in cash	(26,310)	(69,322)
Outstanding, end of period - Vested	36,362	36,362
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares	$ 28.31	$ 30.62
Outstanding, beginning of period, vested | $ / shares	26.98	27.00
Granted - Initial award | $ / shares	27.15	27.38
In lieu of dividends | $ / shares	27.06	26.81
Vested | $ / shares	27.94	27.93
Settled in cash | $ / shares	27.94	27.94
Forfeited | $ / shares	28.51	27.74
Outstanding, end of period, non-vested | $ / shares	28.23	28.23
Outstanding, end of period, vested | $ / shares	$ 26.98	$ 26.98